Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Nov. 04, 2024	May 08, 2024	Feb. 07, 2023	Jan. 17, 2023
Valens
Disclosure of detailed information about business combination [line items]
Issuance of common shares				$ 83,953
Valens loan facility				61,512
Contingent consideration				602
Total Purchase Price				146,067
Superetta
Disclosure of detailed information about business combination [line items]
Extinguishment of senior loan			$ 2,625
Total Purchase Price			$ 2,625
Lightbox
Disclosure of detailed information about business combination [line items]
Cash		$ 1,978
Issuance of common shares		3,693
Extinguishment of convertible debenture		3,000
Total Purchase Price		8,671
Indiva
Disclosure of detailed information about business combination [line items]
Cash	$ 400
Total Purchase Price	21,100
Previously Reported | Valens
Disclosure of detailed information about business combination [line items]
Issuance of common shares				83,953
Valens loan facility				61,512
Total Purchase Price				145,465
Previously Reported | Lightbox
Disclosure of detailed information about business combination [line items]
Cash		1,654
Issuance of common shares		3,693
Extinguishment of convertible debenture		3,000
Total Purchase Price		8,347
Previously Reported | Indiva
Disclosure of detailed information about business combination [line items]
Cash	385
Extinguishment of term loan	18,923
Extinguishment of debtor-in-possession loan	1,750
Total Purchase Price	$ 21,058
Adjustments | Valens
Disclosure of detailed information about business combination [line items]
Contingent consideration				602
Total Purchase Price				$ 602
Adjustments | Lightbox
Disclosure of detailed information about business combination [line items]
Cash		324
Total Purchase Price		$ 324